Amounts Receivable - Detailed Information about Amounts Receivable (Detail) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Amounts Receivable [Abstract]
Receivable from sales agent	$ 0	$ 180
GST/HST receivable	936	1,247
Other receivable	752	1,051
Total	$ 1,688	$ 2,478